Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000229483
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	WHGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$102,003	$106,370	$104,243
Oct-2017	$124,442	$125,284	$129,240
Oct-2018	$132,280	$129,086	$137,765
Oct-2019	$149,779	$143,561	$156,349
Oct-2020	$140,631	$132,700	$172,215
Oct-2021	$195,190	$190,765	$247,816
Oct-2022	$186,651	$177,417	$206,882
Oct-2023	$185,696	$177,655	$224,219
Oct-2024	$228,805	$232,686	$309,098
Oct-2025	$236,539	$258,626	$373,429

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	3.38%	10.96%	8.99%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Russell 3000® Index	20.81%	16.74%	14.08%

AssetsNet	$ 182,345,457
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 807,545
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$182,345,457 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$807,545 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

C000229481
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	A Class Shares
Trading Symbol	WWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Oct-2015	$9,700	$10,000	$10,000
Oct-2016	$9,870	$10,637	$10,424
Oct-2017	$12,024	$12,528	$12,924
Oct-2018	$12,747	$12,909	$13,776
Oct-2019	$14,395	$14,356	$15,635
Oct-2020	$13,485	$13,270	$17,222
Oct-2021	$18,671	$19,077	$24,782
Oct-2022	$17,804	$17,742	$20,688
Oct-2023	$17,671	$17,765	$22,422
Oct-2024	$21,748	$23,269	$30,910
Oct-2025	$22,430	$25,863	$37,343

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	3.13%	10.71%	8.74%
With Load*	0.06%	10.03%	8.41%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Russell 3000® Index	20.81%	16.74%	14.08%

AssetsNet	$ 182,345,457
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 807,545
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$182,345,457 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$807,545 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-value-fund/
C000240108
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Ultra Shares
Trading Symbol	WHGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$935,845	$942,444	$1,030,037
Oct-2024	$1,152,683	$1,234,378	$1,419,959
Oct-2025	$1,190,881	$1,371,989	$1,715,489

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	3.31%	6.17%
Russell 1000® Value Index	11.15%	11.45%
Russell 3000® Index	20.81%	20.32%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 182,345,457
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 807,545
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$182,345,457 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$807,545 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

C000232438
Shareholder Report [Line Items]
Fund Name	Westwood Quality MidCap Fund
Class Name	Institutional Shares
Trading Symbol	WWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-midcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality MidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell Midcap® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. A low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Materials and Industrials, with stock selection driving outperformance in both sectors. Financials and Energy were the worst-performing sectors on a relative basis, with underperformance driven predominantly by stock selection. An underallocation to each sector also modestly detracted from relative performance.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Pan American Silver Corporation (PAAS) rose after reporting strong earnings for consecutive quarters and strategic acquisitions that enhanced long-term growth potential.

Defense contractor Kratos Defense & Security Solutions, Inc. (KTOS) gained on strong earnings results and the largest contract award in company history, while BWX Technologies, Inc. (BWXT) rose after reporting strong earnings, strategic acquisitions and large contract wins.

MarketAxess Holdings, Inc. (MKTX) led detractors during the period, declining after earnings misses, headwinds from fee compression and the removal of the company from the S&P 500® Index. Shares of Blue Owl Capital, Inc. (OWL) fell on valuation concerns, leverage risk and expense growth coupled with margin pressures.

Chord Energy Corporation (CHRD) declined on commodity price volatility and impairment charges, while shares of Diamondback Energy, Inc. (FANG) also declined on commodity price volatility and reduced activity to prioritize free cash flow generation.

Line Graph [Table Text Block]
	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Oct-2022	$96,400	$84,773	$92,640
Oct-2023	$97,641	$91,877	$89,339
Oct-2024	$126,046	$126,657	$119,744
Oct-2025	$129,010	$153,017	$129,155

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	2.35%	6.72%
Russell 3000® Index	20.81%	11.47%
Russell Midcap® Value Index	7.86%	6.75%

Performance Inception Date	Nov. 30, 2021
AssetsNet	$ 1,778,758
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,778,758 Number of Portfolio Holdings59 Advisory Fee (net of waivers)$0 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.8%
Consumer Staples	6.2%
Utilities	6.3%
Health Care	6.4%
Energy	6.9%
Real Estate	9.5%
Consumer Discretionary	10.5%
Technology	11.1%
Industrials	11.9%
Materials	14.4%
Financials	15.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	3.0%
Ventas, Inc.	2.3%
CSX Corporation	2.3%
Pegasystems, Inc.	2.2%
CACI International, Inc. - Class A	2.2%
J.B. Hunt Transport Services, Inc.	2.1%
Chord Energy Corporation	2.1%
CMS Energy Corporation	2.1%
American International Group, Inc.	2.1%
O'Reilly Automotive, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.
C000229480
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2500® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by strong stock selection within each sector. The Health Care and Financials sectors were the largest detractors from relative performance with stock selection the primary driver of underperformance for both sectors.

Kratos Defense & Security Solutions, Inc. (KTOS) was the top contributor to performance for the period, gaining on strong earnings results and the largest contract award in company history. Shares of BWX Technologies, Inc. (BWXT) also rose after reporting strong earnings, strategic acquisitions and large contract wins.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue, and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Sensient Technologies Corporation (SXT) rose on new product launches, increased demand for natural colors and growth in Asia-Pacific markets.

Avantor, Inc. (AVTR) was the largest detractor from performance, declining on earnings misses and guidance cuts, large goodwill impairments and the departure of the CEO in April. Shares of Integer Holdings Corporation (ITGR) fell after management lowered full-year 2025 revenue and EBITDA forecasts, creating uncertainty about future growth.

DigitalBridge Group, Inc. (DBRG) fell on revenue volatility and earnings misses. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

Line Graph [Table Text Block]
	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$98,919	$107,776	$104,243
Oct-2017	$118,533	$129,296	$129,240
Oct-2018	$118,136	$129,648	$137,765
Oct-2019	$129,312	$137,551	$156,349
Oct-2020	$122,338	$121,162	$172,215
Oct-2021	$174,763	$191,611	$247,816
Oct-2022	$157,908	$171,192	$206,882
Oct-2023	$160,146	$162,735	$224,219
Oct-2024	$207,369	$215,494	$309,098
Oct-2025	$214,165	$237,276	$373,429

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	3.28%	11.85%	7.91%
Russell 2500® Value Index	10.11%	14.39%	9.02%
Russell 3000® Index	20.81%	16.74%	14.08%

AssetsNet	$ 95,726,377
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 518,323
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$95,726,377 Number of Portfolio Holdings63 Advisory Fee (net of waivers)$518,323 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Communications	1.5%
Money Market Funds	2.8%
Consumer Staples	4.3%
Energy	4.6%
Health Care	5.9%
Utilities	6.4%
Technology	7.8%
Real Estate	9.2%
Consumer Discretionary	11.0%
Industrials	15.3%
Materials	16.0%
Financials	16.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SouthState Corporation	2.5%
Cullen/Frost Bankers, Inc.	2.4%
IDACORP, Inc.	2.4%
Advanced Drainage Systems, Inc.	2.2%
Sensient Technologies Corporation	2.2%
AAR Corporation	2.1%
Wintrust Financial Corporation	2.1%
Packaging Corporation of America	2.0%
MSA Safety, Inc.	2.0%
Permian Resources Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229479
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2500® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by strong stock selection within each sector. The Health Care and Financials sectors were the largest detractors from relative performance with stock selection the primary driver of underperformance for both sectors.

Kratos Defense & Security Solutions, Inc. (KTOS) was the top contributor to performance for the period, gaining on strong earnings results and the largest contract award in company history. Shares of BWX Technologies, Inc. (BWXT) also rose after reporting strong earnings, strategic acquisitions and large contract wins.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue, and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Sensient Technologies Corporation (SXT) rose on new product launches, increased demand for natural colors and growth in Asia-Pacific markets.

Avantor, Inc. (AVTR) was the largest detractor from performance, declining on earnings misses and guidance cuts, large goodwill impairments and the departure of the CEO in April. Shares of Integer Holdings Corporation (ITGR) fell after management lowered full-year 2025 revenue and EBITDA forecasts, creating uncertainty about future growth.

DigitalBridge Group, Inc. (DBRG) fell on revenue volatility and earnings misses. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

Line Graph [Table Text Block]
	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,045,455	$1,027,886	$1,011,091
Oct-2021	$1,497,011	$1,625,548	$1,454,952
Oct-2022	$1,356,077	$1,452,319	$1,214,627
Oct-2023	$1,376,925	$1,380,575	$1,316,414
Oct-2024	$1,786,899	$1,828,162	$1,814,745
Oct-2025	$1,849,340	$2,012,952	$2,192,439

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	3.49%	12.08%	12.42%
Russell 2500® Value Index	10.11%	14.39%	14.25%
Russell 3000® Index	20.81%	16.74%	16.12%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 95,726,377
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 518,323
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$95,726,377 Number of Portfolio Holdings63 Advisory Fee (net of waivers)$518,323 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Communications	1.5%
Money Market Funds	2.8%
Consumer Staples	4.3%
Energy	4.6%
Health Care	5.9%
Utilities	6.4%
Technology	7.8%
Real Estate	9.2%
Consumer Discretionary	11.0%
Industrials	15.3%
Materials	16.0%
Financials	16.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SouthState Corporation	2.5%
Cullen/Frost Bankers, Inc.	2.4%
IDACORP, Inc.	2.4%
Advanced Drainage Systems, Inc.	2.2%
Sensient Technologies Corporation	2.2%
AAR Corporation	2.1%
Wintrust Financial Corporation	2.1%
Packaging Corporation of America	2.0%
MSA Safety, Inc.	2.0%
Permian Resources Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229476
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$106,395	$104,113	$108,812	$104,243
Oct-2017	$138,008	$133,107	$135,807	$129,240
Oct-2018	$134,865	$135,573	$135,004	$137,765
Oct-2019	$146,537	$142,223	$139,351	$156,349
Oct-2020	$126,168	$142,028	$119,952	$172,215
Oct-2021	$193,125	$214,179	$197,079	$247,816
Oct-2022	$173,667	$174,469	$175,937	$206,882
Oct-2023	$172,072	$159,526	$158,467	$224,219
Oct-2024	$212,057	$213,884	$208,811	$309,098
Oct-2025	$207,914	$244,713	$229,430	$373,429

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	-1.95%	10.51%	7.59%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Russell 3000® Index	20.81%	16.74%	14.08%

AssetsNet	$ 926,810,895
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,235,260
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$926,810,895 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$7,235,260 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229475
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	A Class Shares
Trading Symbol	WHGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$103	1.04%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Oct-2019	$10,335	$10,637	$10,905	$10,475
Oct-2020	$8,884	$10,623	$9,387	$11,538
Oct-2021	$13,584	$16,019	$15,422	$16,603
Oct-2022	$12,205	$13,049	$13,768	$13,861
Oct-2023	$12,079	$11,931	$12,401	$15,022
Oct-2024	$14,859	$15,997	$16,340	$20,709
Oct-2025	$14,559	$18,303	$17,954	$25,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	-2.02%	10.38%	7.00%
With Load*	-5.96%	9.49%	6.29%
Russell 2000® Index	14.41%	11.50%	10.31%
Russell 2000® Value Index	9.87%	13.85%	9.97%
Russell 3000® Index	20.81%	16.74%	16.06%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 926,810,895
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,235,260
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$926,810,895 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$7,235,260 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-smallcap-fund/
C000229478
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	C Class Shares
Trading Symbol	WHGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$176	1.79%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,760	$10,637	$10,905	$10,475
Oct-2020	$9,182	$10,623	$9,387	$11,538
Oct-2021	$13,946	$16,019	$15,422	$16,603
Oct-2022	$12,433	$13,049	$13,768	$13,861
Oct-2023	$12,213	$11,931	$12,401	$15,022
Oct-2024	$14,915	$15,997	$16,340	$20,709
Oct-2025	$14,497	$18,303	$17,954	$25,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	-2.80%	9.56%	6.22%
With CDSC	-3.72%	9.56%	6.22%
Russell 2000® Index	14.41%	11.50%	10.31%
Russell 2000® Value Index	9.87%	13.85%	9.97%
Russell 3000® Index	20.81%	16.74%	16.06%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 926,810,895
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,235,260
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$926,810,895 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$7,235,260 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229477
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,234,642	$1,343,605	$1,263,060	$1,303,870
Oct-2021	$1,892,643	$2,026,172	$2,075,187	$1,876,258
Oct-2022	$1,705,007	$1,650,500	$1,852,574	$1,566,342
Oct-2023	$1,690,889	$1,509,137	$1,668,618	$1,697,604
Oct-2024	$2,086,790	$2,023,373	$2,198,729	$2,340,235
Oct-2025	$2,048,576	$2,315,022	$2,415,836	$2,827,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	-1.83%	10.66%	13.70%
Russell 2000® Index	14.41%	11.50%	16.21%
Russell 2000® Value Index	9.87%	13.85%	17.10%
Russell 3000® Index	20.81%	16.74%	20.45%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 926,810,895
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,235,260
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$926,810,895 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$7,235,260 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229075
Shareholder Report [Line Items]
Fund Name	Westwood Quality AllCap Fund
Class Name	Institutional Shares
Trading Symbol	WQAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality AllCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 3000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle, which started in December 2024, while large-cap and growth stocks outperformed small-cap and value stocks, respectively.

On a relative basis, the top-performing sectors for the period were Health Care and Consumer Discretionary, with outperformance driven primarily by strong selection and an underweight to these sectors relative to the benchmark. Technology and Financials were the biggest detractors, also driven by stock selection. An overallocation to Technology further detracted from returns.

McKesson Corporation (MCK) was the top contributor to performance in Health Care, gaining after completing two acquisitions during the period and reporting rising demand for GLP-1 drugs. Johnson & Johnson (JNJ) rose after robust demand for key oncology and immunity drugs and reduced litigation risk pertaining to talcum powder.

Boot Barn Holdings (BOOT) was a top performer, advancing after reporting record revenue, strong same-store sales growth and rapid store expansion. O’Reilly Automotive, Inc. (ORLY) rose on robust growth in new stores and the announcement of an international expansion into Canada via the acquisition of Vast Auto.

Littelfuse, Inc. (LFUS) was a leading detractor as the company faced macroeconomic uncertainty and sluggish demand in the electronic components industry. Accenture plc (ACN) declined as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending.

Within the Financials sector, Baldwin Insurance Group, Inc. (BWIN) declined on pricing concerns and margin pressure. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

Line Graph [Table Text Block]
	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$100,000	$100,000	$100,000
Oct-2021	$105,900	$106,762	$104,993
Oct-2022	$100,752	$89,128	$97,383
Oct-2023	$102,324	$96,597	$96,919
Oct-2024	$127,045	$133,164	$126,984
Oct-2025	$134,616	$160,878	$141,023

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	5.96%	7.55%
Russell 3000® Index	20.81%	12.34%
Russell 3000® Value Index	11.06%	8.78%

Performance Inception Date	Sep. 30, 2021
AssetsNet	$ 21,521,965
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,521,965 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$0 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.3%
Utilities	3.9%
Consumer Staples	4.2%
Energy	5.0%
Real Estate	5.9%
Consumer Discretionary	7.2%
Communications	9.4%
Materials	9.5%
Health Care	11.0%
Industrials	11.3%
Technology	13.6%
Financials	17.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.1%
Johnson & Johnson	3.0%
Amazon.com, Inc.	2.8%
Abbott Laboratories	2.7%
Philip Morris International, Inc.	2.4%
Hubbell, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Bank of America Corporation	2.2%
Ventas, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.
C000229074
Shareholder Report [Line Items]
Fund Name	Westwood Quality AllCap Fund
Class Name	Ultra Shares
Trading Symbol	WQAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality AllCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 3000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle, which started in December 2024, while large-cap and growth stocks outperformed small-cap and value stocks, respectively.

On a relative basis, the top-performing sectors for the period were Health Care and Consumer Discretionary, with outperformance driven primarily by strong selection and an underweight to these sectors relative to the benchmark. Technology and Financials were the biggest detractors, also driven by stock selection. An overallocation to Technology further detracted from returns.

McKesson Corporation (MCK) was the top contributor to performance in Health Care, gaining after completing two acquisitions during the period and reporting rising demand for GLP-1 drugs. Johnson & Johnson (JNJ) rose after robust demand for key oncology and immunity drugs and reduced litigation risk pertaining to talcum powder.

Boot Barn Holdings (BOOT) was a top performer, advancing after reporting record revenue, strong same-store sales growth and rapid store expansion. O’Reilly Automotive, Inc. (ORLY) rose on robust growth in new stores and the announcement of an international expansion into Canada via the acquisition of Vast Auto.

Littelfuse, Inc. (LFUS) was a leading detractor as the company faced macroeconomic uncertainty and sluggish demand in the electronic components industry. Accenture plc (ACN) declined as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending.

Within the Financials sector, Baldwin Insurance Group, Inc. (BWIN) declined on pricing concerns and margin pressure. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

Line Graph [Table Text Block]
	Westwood Quality AllCap Fund - Ultra Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$1,000,000	$1,000,000	$1,000,000
Oct-2021	$1,059,000	$1,067,624	$1,049,931
Oct-2022	$1,008,014	$891,277	$973,831
Oct-2023	$1,023,402	$965,967	$969,188
Oct-2024	$1,272,996	$1,331,635	$1,269,838
Oct-2025	$1,348,727	$1,608,782	$1,410,233

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	5.95%	7.60%
Russell 3000® Index	20.81%	12.34%
Russell 3000® Value Index	11.06%	8.78%

Performance Inception Date	Sep. 30, 2021
AssetsNet	$ 21,521,965
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,521,965 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$0 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.3%
Utilities	3.9%
Consumer Staples	4.2%
Energy	5.0%
Real Estate	5.9%
Consumer Discretionary	7.2%
Communications	9.4%
Materials	9.5%
Health Care	11.0%
Industrials	11.3%
Technology	13.6%
Financials	17.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.1%
Johnson & Johnson	3.0%
Amazon.com, Inc.	2.8%
Abbott Laboratories	2.7%
Philip Morris International, Inc.	2.4%
Hubbell, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Bank of America Corporation	2.2%
Ventas, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.
C000229473
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	WHGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Oct-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2016	$103,154	$104,370	$104,243	$104,509	$104,541
Oct-2017	$113,449	$105,312	$129,240	$129,207	$114,508
Oct-2018	$114,628	$103,150	$137,765	$138,699	$116,537
Oct-2019	$127,222	$115,021	$156,349	$158,569	$131,768
Oct-2020	$133,066	$122,138	$172,215	$173,967	$142,634
Oct-2021	$155,969	$121,554	$247,816	$248,623	$164,546
Oct-2022	$132,627	$102,491	$206,882	$212,297	$139,961
Oct-2023	$135,742	$102,856	$224,219	$233,830	$145,978
Oct-2024	$162,688	$113,704	$309,098	$322,725	$176,560
Oct-2025	$180,061	$120,707	$373,429	$391,957	$198,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	10.68%	6.24%	6.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

AssetsNet	$ 548,481,637
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,416,819
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,481,637 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$3,416,819 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229474
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	A Class Shares
Trading Symbol	WWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,703	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,991	$10,437	$10,424	$10,451	$10,454
Oct-2017	$10,960	$10,531	$12,924	$12,921	$11,451
Oct-2018	$11,046	$10,315	$13,776	$13,870	$11,654
Oct-2019	$12,229	$11,502	$15,635	$15,857	$13,177
Oct-2020	$12,759	$12,214	$17,222	$17,397	$14,263
Oct-2021	$14,911	$12,155	$24,782	$24,862	$16,455
Oct-2022	$12,643	$10,249	$20,688	$21,230	$13,996
Oct-2023	$12,927	$10,286	$22,422	$23,383	$14,598
Oct-2024	$15,472	$11,370	$30,910	$32,272	$17,656
Oct-2025	$17,095	$12,071	$37,343	$39,196	$19,815

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	10.49%	6.03%	5.83%
With Load*	7.18%	5.38%	5.51%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

AssetsNet	$ 548,481,637
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,416,819
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,481,637 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$3,416,819 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/income-opportunity-fund/
C000229472
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	C Class Shares
Trading Symbol	WWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$182	1.74%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,123	$9,959	$10,475	$10,479	$10,165
Oct-2020	$10,479	$10,575	$11,538	$11,497	$11,004
Oct-2021	$12,159	$10,524	$16,603	$16,431	$12,694
Oct-2022	$10,243	$8,874	$13,861	$14,030	$10,797
Oct-2023	$10,386	$8,905	$15,022	$15,453	$11,262
Oct-2024	$12,329	$9,844	$20,709	$21,328	$13,621
Oct-2025	$13,531	$10,451	$25,019	$25,903	$15,287

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	9.74%	5.24%	5.03%
With CDSC	8.74%	5.24%	5.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.72%
Russell 3000® Index	20.81%	16.74%	16.06%
S&P 500® Index	21.45%	17.64%	16.71%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.10%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 548,481,637
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,416,819
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,481,637 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$3,416,819 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000240107
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Ultra Shares
Trading Symbol	WHGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$975,331	$967,964	$1,030,037	$1,043,134	$998,636
Oct-2024	$1,169,078	$1,070,048	$1,419,959	$1,439,702	$1,207,843
Oct-2025	$1,296,227	$1,135,952	$1,715,489	$1,748,554	$1,355,575

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	10.88%	9.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.47%
Russell 3000® Index	20.81%	20.32%
S&P 500® Index	21.45%	21.11%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	11.60%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 548,481,637
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 3,416,819
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$548,481,637 Number of Portfolio Holdings144 Advisory Fee (net of waivers)$3,416,819 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229469
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	Institutional Shares
Trading Symbol	WHGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

The Fund’s outperformance was primarily driven by strong security selection within the fixed income sleeve. An overweight allocation to high-yield securities contributed meaningfully to returns, while investment-grade positions also added positively.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2016	$104,750	$104,370	$104,243	$104,509	$104,475
Oct-2017	$110,275	$105,312	$129,240	$129,207	$109,849
Oct-2018	$112,395	$103,150	$137,765	$138,699	$109,706
Oct-2019	$119,423	$115,021	$156,349	$158,569	$123,264
Oct-2020	$127,951	$122,138	$172,215	$173,967	$132,287
Oct-2021	$148,031	$121,554	$247,816	$248,623	$141,818
Oct-2022	$129,704	$102,491	$206,882	$212,297	$120,176
Oct-2023	$135,248	$102,856	$224,219	$233,830	$122,978
Oct-2024	$160,906	$113,704	$309,098	$322,725	$142,229
Oct-2025	$176,056	$120,707	$373,429	$391,957	$155,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	9.42%	6.59%	5.82%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood -80%Bloom US Agg/20%S&P500TR	9.19%	3.26%	4.50%

AssetsNet	$ 103,918,772
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 42,944
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,918,772 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$42,944 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	19.7%
Convertible Bonds	4.8%
Corporate Bonds	60.7%
Exchange-Traded Funds	1.8%
Foreign Governments	1.5%
Money Market Funds	3.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	3.6%
Warrant	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	1.4%
Foreign Governments	1.5%
Consumer Staples	1.8%
Exchange-Traded Funds	1.8%
Materials	2.0%
Collateralized Mortgage Obligations	2.2%
Money Market Funds	3.1%
U.S. Government & Agencies	3.5%
Health Care	4.5%
Consumer Discretionary	7.8%
Real Estate	9.1%
Industrials	9.8%
Technology	10.0%
Energy	11.3%
Communications	13.1%
Financials	15.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	7.4%
10-Year U.S. Treasury Note Future	4.1%
CME Euro Foreign Exchange Currency Future	2.1%
Northern Oil & Gas, Inc., 7.875%, due 10/15/33	1.2%
Alphabet, Inc.	1.2%
Kratos Defense & Security Solutions, Inc.	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%
Community Health Systems, Inc., 10.875%, due 01/15/32	1.0%
Muvico, LLC, 15.000%, due 02/19/29	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000229470
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	A Class Shares
Trading Symbol	WSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

The Fund’s underperformance was driven primarily by the equity sleeve, as an overweight allocation to underperforming REITs lagged the broader equity market. Stock selection within the sleeve helped offset a portion of this relative underperformance,

Within the fixed income sleeve, strong security selection and an overweight allocation to high-yield securities contributed meaningfully to returns, leading to relative outperformance. Corporate and non-government securities were the largest detractors from performance in the fixed income sleeve, mitigating a portion of the overall outperformance.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2015	$9,698	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,134	$10,437	$10,424	$10,451	$10,447
Oct-2017	$10,641	$10,531	$12,924	$12,921	$10,985
Oct-2018	$10,844	$10,315	$13,776	$13,870	$10,971
Oct-2019	$11,487	$11,502	$15,635	$15,857	$12,326
Oct-2020	$12,292	$12,214	$17,222	$17,397	$13,229
Oct-2021	$14,177	$12,155	$24,782	$24,862	$14,182
Oct-2022	$12,400	$10,249	$20,688	$21,230	$12,018
Oct-2023	$12,884	$10,286	$22,422	$23,383	$12,298
Oct-2024	$15,298	$11,370	$30,910	$32,272	$14,223
Oct-2025	$16,700	$12,071	$37,343	$39,196	$15,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	9.16%	6.32%	5.59%
With Load	5.88%	5.67%	5.26%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood -80%Bloom US Agg/20%S&P500TR	9.19%	3.26%	4.50%

AssetsNet	$ 103,918,772
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 42,944
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,918,772 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$42,944 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	19.7%
Convertible Bonds	4.8%
Corporate Bonds	60.7%
Exchange-Traded Funds	1.8%
Foreign Governments	1.5%
Money Market Funds	3.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	3.6%
Warrant	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	1.4%
Foreign Governments	1.5%
Consumer Staples	1.8%
Exchange-Traded Funds	1.8%
Materials	2.0%
Collateralized Mortgage Obligations	2.2%
Money Market Funds	3.1%
U.S. Government & Agencies	3.5%
Health Care	4.5%
Consumer Discretionary	7.8%
Real Estate	9.1%
Industrials	9.8%
Technology	10.0%
Energy	11.3%
Communications	13.1%
Financials	15.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	7.4%
10-Year U.S. Treasury Note Future	4.1%
CME Euro Foreign Exchange Currency Future	2.1%
Northern Oil & Gas, Inc., 7.875%, due 10/15/33	1.2%
Alphabet, Inc.	1.2%
Kratos Defense & Security Solutions, Inc.	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%
Community Health Systems, Inc., 10.875%, due 01/15/32	1.0%
Muvico, LLC, 15.000%, due 02/19/29	1.0%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/multi-asset-income-fund/
C000229466
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Institutional Shares
Trading Symbol	WMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$103,616	$104,370	$100,175
Oct-2017	$105,849	$105,312	$100,844
Oct-2018	$104,693	$103,150	$102,473
Oct-2019	$111,569	$115,021	$104,845
Oct-2020	$118,759	$122,138	$105,587
Oct-2021	$126,340	$121,554	$105,633
Oct-2022	$122,482	$102,491	$106,525
Oct-2023	$127,965	$102,856	$111,690
Oct-2024	$139,980	$113,704	$117,844
Oct-2025	$150,938	$120,707	$123,112

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Institutional Shares	7.83%	4.91%	4.20%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.10%

AssetsNet	$ 132,630,966
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 816,470
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$132,630,966 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$816,470 Portfolio Turnover89%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229467
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	A Class Shares
Trading Symbol	WMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Oct-2020	$10,415	$10,307	$10,006
Oct-2021	$11,057	$10,258	$10,010
Oct-2022	$10,719	$8,649	$10,094
Oct-2023	$11,174	$8,680	$10,584
Oct-2024	$12,216	$9,595	$11,167
Oct-2025	$13,162	$10,186	$11,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.74%	4.79%	5.61%
With Load*	4.50%	4.16%	5.04%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.33%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.80%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 132,630,966
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 816,470
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$132,630,966 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$816,470 Portfolio Turnover89%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/alternative-income-fund/
C000229465
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Ultra Shares
Trading Symbol	WMNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,037,340	$1,043,702	$1,001,755
Oct-2017	$1,061,346	$1,053,120	$1,008,444
Oct-2018	$1,050,562	$1,031,496	$1,024,729
Oct-2019	$1,120,288	$1,150,215	$1,048,453
Oct-2020	$1,193,555	$1,221,380	$1,055,873
Oct-2021	$1,268,282	$1,215,540	$1,056,330
Oct-2022	$1,234,170	$1,024,913	$1,065,250
Oct-2023	$1,289,734	$1,028,563	$1,116,901
Oct-2024	$1,412,515	$1,137,038	$1,178,440
Oct-2025	$1,525,751	$1,207,067	$1,231,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Ultra Shares	8.02%	5.03%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.10%

AssetsNet	$ 132,630,966
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 816,470
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$132,630,966 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$816,470 Portfolio Turnover89%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000237961
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	SMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$97,954	$111,742	$98,201	$104,509
Oct-2017	$95,171	$118,296	$94,877	$129,207
Oct-2018	$91,771	$111,145	$95,518	$138,699
Oct-2019	$89,247	$115,546	$89,446	$158,569
Oct-2020	$62,920	$77,805	$51,415	$173,967
Oct-2021	$105,355	$140,959	$95,475	$248,623
Oct-2022	$117,681	$161,420	$124,297	$212,297
Oct-2023	$122,802	$171,708	$144,932	$233,830
Oct-2024	$170,215	$243,531	$177,226	$322,725
Oct-2025	$182,430	$264,627	$197,986	$391,957

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	7.18%	23.73%	6.20%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 1,206,869,380
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,831,551
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,206,869,380 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$10,831,551 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000237964
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	A Class Shares
Trading Symbol	SMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$9,446	$10,000	$10,000	$10,000
Oct-2016	$9,237	$11,174	$9,820	$10,451
Oct-2017	$8,952	$11,830	$9,488	$12,921
Oct-2018	$8,616	$11,114	$9,552	$13,870
Oct-2019	$8,361	$11,555	$8,945	$15,857
Oct-2020	$5,885	$7,781	$5,141	$17,397
Oct-2021	$9,823	$14,096	$9,547	$24,862
Oct-2022	$10,942	$16,142	$12,430	$21,230
Oct-2023	$11,399	$17,171	$14,493	$23,383
Oct-2024	$15,752	$24,353	$17,723	$32,272
Oct-2025	$16,848	$26,463	$19,799	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	6.96%	23.41%	5.96%
With Load*	2.69%	22.03%	5.36%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 1,206,869,380
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,831,551
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,206,869,380 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$10,831,551 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237963
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	C Class Shares
Trading Symbol	SMFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$211	2.05%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,708	$11,174	$9,820	$10,451
Oct-2017	$9,332	$11,830	$9,488	$12,921
Oct-2018	$8,914	$11,114	$9,552	$13,870
Oct-2019	$8,574	$11,555	$8,945	$15,857
Oct-2020	$5,998	$7,781	$5,141	$17,397
Oct-2021	$9,926	$14,096	$9,547	$24,862
Oct-2022	$10,976	$16,142	$12,430	$21,230
Oct-2023	$11,346	$17,171	$14,493	$23,383
Oct-2024	$15,568	$24,353	$17,723	$32,272
Oct-2025	$16,521	$26,463	$19,799	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	6.12%	22.46%	5.15%
With CDSC	5.12%	22.46%	5.15%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 1,206,869,380
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,831,551
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,206,869,380 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$10,831,551 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000237962
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Ultra Shares
Trading Symbol	SMRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,288,387	$1,315,758	$1,090,423	$1,074,895
Oct-2017	$1,252,457	$1,392,935	$1,053,510	$1,328,918
Oct-2018	$1,208,627	$1,308,727	$1,060,627	$1,426,544
Oct-2019	$1,176,266	$1,360,544	$993,204	$1,630,913
Oct-2020	$831,752	$916,151	$570,910	$1,789,283
Oct-2021	$1,390,665	$1,659,790	$1,060,154	$2,557,135
Oct-2022	$1,554,379	$1,900,716	$1,380,199	$2,183,511
Oct-2023	$1,623,516	$2,021,854	$1,609,321	$2,404,980
Oct-2024	$2,252,081	$2,867,565	$1,967,921	$3,319,283
Oct-2025	$2,415,729	$3,115,965	$2,198,434	$4,031,351

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	7.27%	23.77%	9.39%
Alerian Midstream Energy Select Index	8.66%	27.74%	12.26%
Alerian MLP Index Trust	11.71%	30.95%	8.35%
S&P 500® Index	21.45%	17.64%	15.25%

Performance Inception Date	Jan. 04, 2016
AssetsNet	$ 1,206,869,380
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,831,551
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,206,869,380 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$10,831,551 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000237966
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	Institutional Shares
Trading Symbol	KIFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.85%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund underperformed its benchmark. The REIT common equity and REIT preferred markets navigated a challenging environment shaped by interest rate volatility, uneven sector fundamentals and shifting expectations for economic growth. Office and Industrial properties continued to face headwinds from oversupply, evolving work patterns and slower leasing activity, while Residential and Retail sectors showed more stability amid steady demand and improving consumer trends. Preferred securities remained comparatively resilient, supported by their income profiles and strong issuer balance sheets, even as common equity valuations fluctuated in response to changes in Treasury yields and policy signals.

REIT preferred securities remained relatively stable despite the broader sector uncertainty and were the largest contributor to relative performance. Strong selection within preferreds drove results and contributed positively to performance.

The Fund’s allocation to common equity was the largest detractor from performance, as the off-benchmark exposure detracted from relative performance for the period.

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$110,421	$104,370	$107,230
Oct-2017	$114,396	$105,312	$114,282
Oct-2018	$111,558	$103,150	$112,872
Oct-2019	$124,384	$115,021	$127,284
Oct-2020	$109,349	$122,138	$132,415
Oct-2021	$137,123	$121,554	$140,728
Oct-2022	$115,971	$102,491	$117,783
Oct-2023	$120,824	$102,856	$120,418
Oct-2024	$152,092	$113,704	$144,981
Oct-2025	$149,039	$120,707	$150,050

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	-2.01%	6.39%	4.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Fixed Rate Preferred Securities Index	3.50%	2.53%	4.14%

AssetsNet	$ 257,989,293
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,824,271
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$257,989,293 Number of Portfolio Holdings52 Advisory Fee $1,824,271 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.8%
Money Market Funds	5.4%
Preferred Stocks	71.8%

Industry Weighting (% of net assets)

Value	Value
Other Industries	5.8%
Specialty Finance	2.9%
Healthcare	3.0%
Industrial	3.5%
Banking	3.9%
Mortgage	4.0%
Home Construction	4.1%
Data Centers	4.2%
Shopping Centers	4.2%
Retail	4.6%
Money Market Funds	5.4%
Office	5.8%
Diversified	6.3%
Storage	6.3%
Specialized	7.6%
Residential	10.6%
Hotels	18.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.1%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.6%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
Pebblebrook Hotel Trust, 5.70% - Series H	3.3%
EPR Properties, 9.00% - Series E	3.3%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
COPT Defense Properties	3.3%
Saul Centers, Inc., 6.13% - Series D	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000237968
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	A Class Shares
Trading Symbol	KIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$113	1.14%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund underperformed its benchmark. The REIT common equity and REIT preferred markets navigated a challenging environment shaped by interest rate volatility, uneven sector fundamentals and shifting expectations for economic growth. Office and Industrial properties continued to face headwinds from oversupply, evolving work patterns and slower leasing activity, while Residential and Retail sectors showed more stability amid steady demand and improving consumer trends. Preferred securities remained comparatively resilient, supported by their income profiles and strong issuer balance sheets, even as common equity valuations fluctuated in response to changes in Treasury yields and policy signals.

REIT preferred securities remained relatively stable despite the broader sector uncertainty and were the largest contributor to relative performance. Strong selection within preferreds drove results and contributed positively to performance.

The Fund’s allocation to common equity was the largest detractor from performance, as the off-benchmark exposure detracted from relative performance for the period.

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2015	$9,425	$10,000	$10,000
Oct-2016	$10,363	$10,437	$10,723
Oct-2017	$10,696	$10,531	$11,428
Oct-2018	$10,394	$10,315	$11,287
Oct-2019	$11,542	$11,502	$12,728
Oct-2020	$10,106	$12,214	$13,241
Oct-2021	$12,626	$12,155	$14,073
Oct-2022	$10,633	$10,249	$11,778
Oct-2023	$11,051	$10,286	$12,042
Oct-2024	$13,866	$11,370	$14,498
Oct-2025	$13,547	$12,071	$15,005

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	-2.30%	6.04%	3.69%
With Load*	-5.25%	4.79%	3.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Fixed Rate Preferred Securities Index	3.50%	2.53%	4.14%

AssetsNet	$ 257,989,293
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,824,271
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$257,989,293 Number of Portfolio Holdings52 Advisory Fee $1,824,271 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.8%
Money Market Funds	5.4%
Preferred Stocks	71.8%

Industry Weighting (% of net assets)

Value	Value
Other Industries	5.8%
Specialty Finance	2.9%
Healthcare	3.0%
Industrial	3.5%
Banking	3.9%
Mortgage	4.0%
Home Construction	4.1%
Data Centers	4.2%
Shopping Centers	4.2%
Retail	4.6%
Money Market Funds	5.4%
Office	5.8%
Diversified	6.3%
Storage	6.3%
Specialized	7.6%
Residential	10.6%
Hotels	18.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.1%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.6%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
Pebblebrook Hotel Trust, 5.70% - Series H	3.3%
EPR Properties, 9.00% - Series E	3.3%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
COPT Defense Properties	3.3%
Saul Centers, Inc., 6.13% - Series D	3.1%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/real-estate-income-fund/
C000237951
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$98,241	$97,429	$104,509
Oct-2017	$111,317	$106,867	$129,207
Oct-2018	$112,435	$103,674	$138,699
Oct-2019	$114,779	$106,974	$158,569
Oct-2020	$122,266	$105,433	$173,967
Oct-2021	$141,512	$127,510	$248,623
Oct-2022	$130,416	$123,236	$212,297
Oct-2023	$131,521	$126,803	$233,830
Oct-2024	$139,994	$141,607	$322,725
Oct-2025	$152,096	$155,857	$391,957

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	8.64%	4.46%	4.28%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 169,386,840
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,805,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,386,840 Number of Portfolio Holdings8 Advisory Fee $1,805,385 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237952
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	A Class Shares
Trading Symbol	FTAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$161	1.55%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$9,426	$10,000	$10,000
Oct-2016	$9,216	$9,743	$10,451
Oct-2017	$10,392	$10,687	$12,921
Oct-2018	$10,453	$10,367	$13,870
Oct-2019	$10,618	$10,697	$15,857
Oct-2020	$11,267	$10,543	$17,397
Oct-2021	$12,990	$12,751	$24,862
Oct-2022	$11,920	$12,324	$21,230
Oct-2023	$11,990	$12,680	$23,383
Oct-2024	$12,726	$14,161	$32,272
Oct-2025	$13,788	$15,586	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	8.35%	4.12%	3.88%
With Load*	4.00%	2.90%	3.26%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 169,386,840
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,805,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,386,840 Number of Portfolio Holdings8 Advisory Fee $1,805,385 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-growth-fund/
C000237949
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	C Class Shares
Trading Symbol	FTGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$229	2.21%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,734	$9,743	$10,451
Oct-2017	$10,924	$10,687	$12,921
Oct-2018	$10,910	$10,367	$13,870
Oct-2019	$11,028	$10,697	$15,857
Oct-2020	$11,639	$10,543	$17,397
Oct-2021	$13,348	$12,751	$24,862
Oct-2022	$12,181	$12,324	$21,230
Oct-2023	$12,166	$12,680	$23,383
Oct-2024	$12,824	$14,161	$32,272
Oct-2025	$13,804	$15,586	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	7.65%	3.47%	3.28%
With CDSC	6.65%	3.47%	3.28%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 169,386,840
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,805,385
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,386,840 Number of Portfolio Holdings8 Advisory Fee $1,805,385 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237956
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	Institutional Shares
Trading Symbol	SBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$95,705	$97,429	$104,509
Oct-2017	$110,089	$106,867	$129,207
Oct-2018	$114,704	$103,674	$138,699
Oct-2019	$121,970	$106,974	$158,569
Oct-2020	$128,231	$105,433	$173,967
Oct-2021	$143,751	$127,510	$248,623
Oct-2022	$140,273	$123,236	$212,297
Oct-2023	$147,206	$126,803	$233,830
Oct-2024	$147,812	$141,607	$322,725
Oct-2025	$145,449	$155,857	$391,957

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	-1.60%	2.55%	3.82%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 62,403,559
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 581,110
InvestmentCompanyPortfolioTurnover	670.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,403,559 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$581,110 Portfolio Turnover670%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237953
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	A Class Shares
Trading Symbol	SBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$159	1.60%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$9,453	$10,000	$10,000
Oct-2016	$9,038	$9,743	$10,451
Oct-2017	$10,374	$10,687	$12,921
Oct-2018	$10,783	$10,367	$13,870
Oct-2019	$11,431	$10,697	$15,857
Oct-2020	$11,995	$10,543	$17,397
Oct-2021	$13,409	$12,751	$24,862
Oct-2022	$13,047	$12,324	$21,230
Oct-2023	$13,663	$12,680	$23,383
Oct-2024	$13,678	$14,161	$32,272
Oct-2025	$13,440	$15,586	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	-1.74%	2.30%	3.58%
With Load*	-4.65%	1.14%	3.00%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 62,403,559
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 581,110
InvestmentCompanyPortfolioTurnover	670.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,403,559 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$581,110 Portfolio Turnover670%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-plus-fund/
C000237955
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	F Class Shares
Trading Symbol	BTPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$103	1.04%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,606	$9,743	$10,451
Oct-2017	$11,077	$10,687	$12,921
Oct-2018	$11,585	$10,367	$13,870
Oct-2019	$12,353	$10,697	$15,857
Oct-2020	$13,027	$10,543	$17,397
Oct-2021	$14,643	$12,751	$24,862
Oct-2022	$14,331	$12,324	$21,230
Oct-2023	$15,089	$12,680	$23,383
Oct-2024	$15,198	$14,161	$32,272
Oct-2025	$15,009	$15,586	$39,196

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	-1.24%	2.87%	4.14%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

AssetsNet	$ 62,403,559
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 581,110
InvestmentCompanyPortfolioTurnover	670.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,403,559 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$581,110 Portfolio Turnover670%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000248453
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Midstream Income ETF
Trading Symbol	MDST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Salient Enhanced Midstream Income ETF underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing Liquid Natural Gas export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Underperformance relative to the benchmark was primarily driven by negative stock selection in the Gathering and Processing subsector, along with the impact of the covered call overlay, which limited participation in sharp short-term rallies despite the income generated. Strong selection in the Liquid Natural Gas subsector helped offset a portion of the underperformance and resulted in positive overall selection. In addition, an underweight allocation to the underperforming Natural Gas Liquids Infrastructure subsector contributed positively, as this area generated the second weakest absolute returns for the period.

Line Graph [Table Text Block]
	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
10/31/24	$11,005	$11,049	$11,850
10/31/25	$11,878	$13,419	$12,876

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	7.93%	11.63%
S&P 500® Index	21.45%	20.68%
Alerian Midstream Energy Select Index	8.66%	17.54%

Performance Inception Date	Apr. 08, 2024
AssetsNet	$ 151,616,623
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 779,068
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$151,616,623 Number of Portfolio Holdings103 Advisory Fee $779,068 Portfolio Turnover12%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Liquefied Natural Gas	5.7%
Natural Gas Pipelines	20.3%
Crude & Refined Products	24.1%
Gathering & Processing	25.1%
Natural Gas Liquids Infrastructure	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enbridge, Inc.	8.8%
Energy Transfer, L.P.	8.8%
Williams Companies, Inc. (The)	7.9%
Kinder Morgan, Inc.	7.4%
Enterprise Products Partners, L.P.	6.6%
DT Midstream, Inc.	5.3%
TC Energy Corporation	5.0%
MPLX, L.P.	5.0%
Pembina Pipeline Corporation	4.9%
ONEOK, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

C000248452
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Energy Income ETF
Trading Symbol	WEEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/salient-enhanced-energy-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient Enhanced Energy Income ETF outperformed its representative benchmark. The broader energy sector experienced elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and continued adjustments in OPEC Plus production policy. Upstream producers and integrated energy companies faced fluctuating commodity prices and evolving global demand expectations, while refiners managed mixed margins amid changing product demand and periodic supply dislocations. The sector also saw incremental support from the expansion of data centers and artificial intelligence-related power needs, which continued to reinforce long-term demand for reliable energy sources. At the same time, new policy initiatives promoting nuclear energy development added another dimension to the evolving power mix and highlighted the growing focus on future capacity planning.

The Fund’s outperformance relative to its benchmark was primarily driven by the covered call overlay, which provided downside protection during periods of market volatility and contributed positively through income generated from call writing. This income more than offset the negative stock selection within the portfolio. Stock selection within the Exploration and Production subsector was the largest detractor; however, an overweight allocation to the Refining subsector, the strongest performing area on an absolute basis, helped offset these results and led to only modest underperformance relative to the benchmark holdings.

Line Graph [Table Text Block]
	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
10/31/24	$9,813	$11,408	$9,631
10/31/25	$10,262	$13,855	$9,904

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	4.57%	1.73%
S&P 500® Index	21.45%	24.21%
S&P Energy Select Sector Index	2.83%	-0.64%

Performance Inception Date	Apr. 30, 2024
AssetsNet	$ 29,720,126
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 150,328
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,720,126 Number of Portfolio Holdings98 Advisory Fee $150,328 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Gathering & Processing	2.6%
Natural Gas Liquids Infrastructure	3.1%
Natural Gas Pipelines	9.0%
Oilfield Services & Equipment	9.4%
Refining	12.8%
Exploration & Production	64.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	22.0%
Chevron Corporation	17.1%
ConocoPhillips	6.1%
Williams Companies, Inc. (The)	5.0%
Marathon Petroleum Corporation	4.4%
Valero Energy Corporation	4.2%
Phillips 66	4.2%
Kinder Morgan, Inc.	4.0%
EOG Resources, Inc.	4.0%
Schlumberger Ltd.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

C000248486
Shareholder Report [Line Items]
Fund Name	Westwood LBRTY Global Equity ETF
Trading Symbol	BFRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Westwood LBRTY Global Equity ETF (the "Fund") for the period of March 26, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/. You can also request this information by contacting us at (800) 994-0755.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood LBRTY Global Equity ETF	$33	0.50%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Please Note: The Westwood LBRTY Global Equity ETF reporting period referenced below has a start date of March 26, 2025, which is the inception date of the Fund.

During the reporting period, the Westwood LBRTY Global Equity ETF outperformed relative to the MSCI ACWI Index and underperformed the underlying TOBAM LBRTY All World Equity Index. Both domestic and global equities suffered from intermittent volatility due to tariffs, geopolitical tensions and growth concerns during the period.

The Fund has a large exposure to U.S. equities, and as such, benefited from domestic monetary easing as the Federal Reserve resumed the cutting cycle in September 2025 in addition to strong tech-driven earnings.

On an absolute basis, the best-performing sectors were Information Technology and Communication Services, led by stocks involved in artificial intelligence (AI), as the tech-driven boom in large-cap stocks drove returns for the period. The Utilities sector also provided strong returns, supported by companies in the U.S. and Europe delivering power for AI data centers.

Leading detractors to absolute performance were the Real Estate, Health Care and Energy sectors. Selected REITs in the U.S. were detractors to return, while exposure to a large health care insurer and a drug maker impacted returns in that sector. Falling oil prices and the general turn to natural gas and non-traditional sources impacted the companies in our energy portfolio.

Line Graph [Table Text Block]
	Westwood LBRTY Global Equity ETF - NAV	MSCI ACWI Index Net	TOBAM LBRTY® All World Equity Index
03/26/25	$10,000	$10,000	$10,000
10/31/25	$12,048	$12,008	$12,083

Average Annual Return [Table Text Block]
Since Inception (March 26, 2025)
Westwood LBRTY Global Equity ETF - NAV	20.48%
MSCI ACWI Index Net	20.08%
TOBAM LBRTY® All World Equity Index	20.83%

Performance Inception Date	Mar. 26, 2025
AssetsNet	$ 2,220,792
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 7,935
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,220,792 Number of Portfolio Holdings193 Advisory Fee $7,935 Portfolio Turnover23%
Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
Other Countries	2.3%
Denmark	0.9%
Ireland	0.9%
Netherlands	1.1%
Germany	1.4%
Switzerland	1.7%
France	2.1%
United Kingdom	2.3%
Canada	3.9%
Japan	4.6%
United States	78.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.2%
Microsoft Corporation	4.5%
Amazon.com, Inc.	4.1%
Apple, Inc.	3.8%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.6%
Alphabet, Inc. - Class C	2.4%
Bank of America Corporation	2.3%
Meta Platforms, Inc. - Class A	2.1%
Goldman Sachs Group, Inc. (The)	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).